Share Capital - Additional Information (Detail) - shares	Dec. 31, 2017	Dec. 31, 2016
Common Shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued	2,012,314,469	2,012,314,469
Number of shares outstanding	2,012,314,469	2,012,314,469
Preferred Shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued	0	0
Number of shares outstanding	0	0